Related parties (Details) $ / shares in Units, shares in Millions				2 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Jan. 30, 2021 EUR (€)	Jan. 30, 2021 USD ($) $ / shares	Feb. 27, 2024 EUR (€)	Feb. 27, 2024 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($) $ / shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares						€ 170,900,000			€ 26,800,000		€ 77,600,000
Non-Executive Director
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party						300,000			300,000
Travel expenses reimbursed to related party						€ 300,000			€ 300,000
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares			$ 25.29				$ 16.33			$ 26.23		$ 24.50
Shares repurchased and canceled | shares						(11.3)	(11.3)	(11.3)	(1.2)	(1.2)
Payments to acquire or redeem entity's shares		€ 10.5	$ 12.8	€ 7,100,000	$ 7,800,000	€ 170,900,000	$ 185,000,000		€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $	$ 4
Advisory Services Agreement, expiration notice term	90 days
Advisory Services Agreement, termination term	6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party						1,900,000			1,900,000
Travel expenses reimbursed to related party						1,900,000			1,900,000
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee						150,000		£ 130,000
Travel expenses reimbursed to related party						1,900,000			1,900,000
Travel expenses reimbursed to related party						€ 1,900,000			€ 1,900,000